State Street Institutional US Government Money Market Fund Average Annual Total Returns - Institutional Class [Member] - Institutional Class		12 Months Ended	60 Months Ended	95 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent		4.23%	3.20%	2.52%
Performance Inception Date	Jan. 18, 2018